Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Shares To Be Issued [Member]	Share Purchase Warrants Reserve [Member]	Reserve of exchange differences on translation [member]	Reserve of share-based payments [member]	Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]	Retained earnings [member]	Total
Balance, value at Dec. 31, 2021	$ 10,843,471	$ 81,967	$ 639,879	$ 27,455	$ 550,517	$ 9,444	$ (5,152,364)	$ 7,000,369
Balance, shares at Dec. 31, 2021	29,479,100
IfrsStatementLineItems [Line Items]
Proceeds for shares issued from exercise of stock options	$ 123,000							123,000
Proceeds for shares issued from exercise of stock options, shares	150,000
Shares to be issued for services		41,875						41,875
Proceeds for shares issued	$ 122,950	(81,967)						40,983
Proceeds for shares issued, shares	40,983
Share-based payments					125,192			125,192
Loss for the period							(638,669)	(638,669)
Other comprehensive loss for the period				(24,860)		3,116		(21,744)
Balance, value at Jun. 30, 2022	$ 11,089,421	41,875	639,879	2,595	675,709	12,560	(5,791,033)	6,671,006
Balance, shares at Jun. 30, 2022	29,670,083
Balance, value at Dec. 31, 2022	$ 54,806,522	41,875	639,879	15,746	570,446	13,279	(6,817,048)	49,270,699
Balance, shares at Dec. 31, 2022	37,855,932
IfrsStatementLineItems [Line Items]
Shares to be issued for services		41,871						41,871
Share-based payments					18,316			18,316
Loss for the period							(1,887,757)	(1,887,757)
Other comprehensive loss for the period				(37,092)		1,856		(35,236)
Shares issued for services	$ 83,750	(41,875)						41,875
Shares issued for services, shares	13,454
Balance, value at Jun. 30, 2023	$ 54,890,272	$ 41,871	$ 639,879	$ (21,346)	$ 588,762	$ 15,135	$ (8,704,805)	$ 47,449,768
Balance, shares at Jun. 30, 2023	37,899,386							37,899,386